ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Related Tax Effects Allocated to Other Comprehensive Income and Accumulated Other Comprehensive Income (Loss)
The related tax effects allocated to other comprehensive income and accumulated other comprehensive income (loss) are as follows:

	December 31, 2014
	Total other comprehensive income					Total accumulated other comprehensive income
(Dollars in thousands)	Prior to Reclassification	Reclassification from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on investment securities	$21,718	$70	$21,648	$(7,865)	$13,783	$(16,289)	$13,783	$(2,506)
Unrealized gain (loss) on derivatives	(2,902)	(432)	(2,470)	919	(1,551)	602	(1,551)	(949)
Retirement obligation	(5,058)	(1,411)	(3,647)	1,308	(2,339)	(15,565)	(2,339)	(17,904)
Foreign currency translation	(21)	0	(21)	0	(21)	(29)	(21)	(50)
Total	$13,737	$(1,773)	$15,510	$(5,638)	$9,872	$(31,281)	$9,872	$(21,409)

	December 31, 2013
	Total other comprehensive income					Total accumulated other comprehensive income
(Dollars in thousands)	Prior to Reclassification	Reclassification from	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on investment securities	$(44,365)	$1,724	$(46,089)	$16,998	$(29,091)	$12,802	$(29,091)	$(16,289)
Unrealized gain (loss) on derivatives	778	(412)	1,190	(445)	745	(143)	745	602
Retirement obligation	17,054	(8,460)	25,514	(9,741)	15,773	(31,338)	15,773	(15,565)
Foreign currency translation	(31)	0	(31)	0	(31)	2	(31)	(29)
Total	$(26,564)	$(7,148)	$(19,416)	$6,812	$(12,604)	$(18,677)	$(12,604)	$(31,281)

	December 31, 2012
	Total other comprehensive income			Total accumulated other comprehensive income
(Dollars in thousands)	Pre-tax	Tax-effect	Net of tax	Beginning Balance	Net Activity	Ending Balance
Unrealized gain (loss) on investment securities	$214	$(81)	$133	$12,669	$133	$12,802
Unrealized gain (loss) on derivatives	(229)	86	(143)	0	(143)	(143)
Retirement obligation	4,495	(1,697)	2,798	(34,136)	2,798	(31,338)
Foreign currency translation	25	0	25	(23)	25	2
Total	$4,505	$(1,692)	$2,813	$(21,490)	$2,813	$(18,677)

Other Accumulated Comprehensive income reclassified from AOCI [Table Text Block]
The following table details the activity reclassified from accumulated other comprehensive income into income during the period:

	Amount Reclassified from Accumulated Other Comprehensive Income (1)
	December 31,
(Dollars in thousands)	2014	2013	Affected Line Item in the Consolidated Statements of Income
Gain and loss on cash flow hedges
Interest rate contracts	$(432)	$(412)	Interest expense - deposits
Realized gains and losses on securities available-for-sale	70	1,724	Gains on sales of investments securities
Defined benefit pension plan
Amortization of prior service cost (2)	413	423	Salaries and employee benefits
Recognized net actuarial loss (2)	(1,824)	(2,709)	Salaries and employee benefits
Pension settlement charges	0	(6,174)	Pension settlement charges
Amortization and settlement charges of defined benefit pension items	(1,411)	(8,460)
Total reclassifications for the period, before tax	$(1,773)	$(7,148)

(1) Negative amounts are debits to profit/loss.
(2) Included in the computation of net periodic pension cost (see Note 14 - Employee Benefit Plans for additional details).